RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

As of December 31, 2014, amounts due from related parties was RMB125,204 (US$20,179). It mainly represents amounts in connection with advertising services provided by the Company to the subsidiaries of Alibaba, one of the shareholders of the Company. All the transactions arose in the ordinary course of business.

As of December 31, 2014, amounts due to related parties was RMB4 (US$1). It mainly represents amounts in connection with services, namely online payment gateways, provided by the subsidiaries of Alibaba to the Company. All the transactions arose in the ordinary course of business.